Total Equity - Accumulated Other Comprehensive Income (Loss) (Details) - Equity attributable to shareholders of Fairfax - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pre-tax amount
Currency translation account	$ (166.6)	$ (356.6)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(22.0)	(157.1)
Items that may be subsequently reclassified to net earnings	(188.6)	(513.7)
Share of net gains (losses) on defined benefit plans of associates	(30.3)	(42.6)
Net losses on defined benefit plans	(60.9)	(28.0)
Items that will not be subsequently reclassified to net earnings	(91.2)	(70.6)
Accumulated other comprehensive loss attributable to shareholders of Fairfax	(279.8)	(584.3)
Income tax (expense) recovery
Currency translation account	2.8	(7.6)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	0.5	26.3
Items that may be subsequently reclassified to net earnings	3.3	18.7
Share of net gains (losses) on defined benefit plans of associates	3.5	10.8
Net losses on defined benefit plans	8.9	6.9
Items that will not be subsequently reclassified to net earnings	12.4	17.7
Accumulated other comprehensive loss attributable to shareholders of Fairfax	15.7	36.4
After-tax amount
Currency translation account	(163.8)	(364.2)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(21.5)	(130.8)
Items that may be subsequently reclassified to net earnings	(185.3)	(495.0)
Net losses on defined benefit plans	(26.8)	(31.8)
Net losses on defined benefit plans	(52.0)	(21.1)
Items that will not be subsequently reclassified to net earnings	(78.8)	(52.9)
Accumulated other comprehensive loss attributable to shareholders of Fairfax	$ (264.1)	$ (547.9)